Description of the Business	12 Months Ended
Jan. 31, 2026
Description of the Business
Description of the Business

Note 1 - Description of the Business

The Descartes Systems Group Inc. (“Descartes”, the “Company”, “our” or “we”) is a provider of global logistics technology solutions. Descartes powers more responsive, efficient, secure and sustainable international and domestic supply chains by uniting logistics-intensive businesses on its Global Logistics Network (“GLN”). Shippers, carriers, and logistics service providers connect and collaborate on the GLN leveraging technology, data and artificial intelligence to manage last-mile deliveries, domestic and international shipments, transportation rating and payment, global trade research, customs compliance and a variety of regulatory processes. Our pricing model provides our customers with flexibility in purchasing our solutions either on a subscription, transactional or perpetual license basis. Our primary focus is on serving transportation providers (air, ocean and truck modes), logistics service providers (including third-party logistics providers, freight forwarders and customs brokers) and distribution-intensive companies (including retailers, manufacturers, distributors, and mobile business service providers) for which logistics is either a key or a defining part of their own product or service offering, or for which our solutions can provide an opportunity to reduce costs, improve service levels, or support growth by optimizing the use of assets and information.